Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill Attributed to Reporting Segment

The carrying amount of goodwill attributed to each reporting segment was as follows:

(in thousands)	Water Resources	Inliner	Heavy Civil	Geo- construction	Mineral Services	Energy Services	Other	Energy(1)	Total
Balance February 1, 2012	$—	$8,915	$—	$10,621	$—	$—	$—	$—	$19,536
Additions	—	—	—	4,025	—	—	—	—	4,025

Balance January 31, 2013	—	8,915	—	14,646	—	—	—	—	23,561
Additions	—	—	—	—	—	—	—	—	—
Impairment of goodwill	—	—	—	(14,646)	—	—	—	—	(14,646)

Balance January 31, 2014	$—	$8,915	$—	$—	$—	$—	$—	$—	$8,915

Accumulated goodwill impairment losses	$(17,084)	$(23,130)	$(44,551)	$(14,646)	$(20,225)	$(445)	$—	$(950)	$(121,031)

(1)	Energy was sold October 1, 2012.

Schedule of Other Intangible Assets

Other Intangible Assets

Other intangible assets consisted of the following as of January 31:

	2014			2013
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years
Amortizable intangible assets:
Tradenames	$6,260	$(3,215)	14	$8,008	$(3,798)	14
Customer/contract-related	—	—	—	2,340	(2,340)	—
Patents	905	(503)	12	3,012	(1,634)	15
Software and licenses	2,747	(1,794)	3	2,747	(919)	3
Non-competition agreements	680	(368)	6	680	(255)	6
Other	966	(528)	22	1,600	(726)	21

Total intangible assets	$11,558	$(6,408)		$18,387	$(9,672)

Schedule of Amortization Expense	Amortization expense for the subsequent five fiscal years is estimated as follows:

(in thousands)	Amount
2015	$1,305
2016	1,000
2017	639
2018	549
2019	549
Thereafter	1,108

Total	$5,150